DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments
Derivatives, Assets	$ 9,910,637	$ 6,087,827
Derivative, Liabilities		2,281,117
Forward operations in foreign currency to be settled in pesos
Derivative Financial Instruments
Derivatives, Assets	$ 9,910,637	5,914,665
Derivative, Liabilities		2,281,117
Amounts receivable for spot and forward transactions pending settlement
Derivative Financial Instruments
Derivatives, Assets		$ 173,162